Investment	12 Months Ended
Dec. 31, 2025
Investment [Abstract]
Investment
6.	Investment

In August 2018, the Company purchased 11,506,695 Series B+ Preferred shares in Bitmain Technologies Holding Company, a privately-held company incorporated in the Cayman Islands, for a total consideration of $15.0 million. Bitmain Technologies Holding Company and its subsidiaries (together “Bitmain”) primarily design and sell cryptocurrency mining hardware, operate cryptocurrency mining pools, and provide mining farm services. As this represents an investment in equity securities without readily determinable fair values, the Company elected the measurement alternative under ASU 2016-01 to measure this investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

In 2024 and 2023, Bitmain repurchased a total of 6,689,520 and 26,758,080, respectively, Series B+ shares of Bitmain held by the Company’s subsidiary, Newegg Tech Corporation at various prices in accordance with Bitmain’s articles of association. The Company sold all its investment in Bitmain in 2024. As a result, the Company recognized a total gain on sale of investment of $1.6 million and $6.8 million in 2024 and 2023, respectively.